Loans Receivable (Tables)	12 Months Ended
Dec. 31, 2011
Loans Receivable
Schedule of loans receivable

	December 31,
	2011			2010
	Real Estate Secured	Other Secured	Total	Real Estate Secured	Other Secured	Total
Mezzanine	$—	$90,148	$90,148	$—	$1,144,485	$1,144,485
Other	35,643	—	35,643	1,030,454	—	1,030,454
Unamortized discounts, fees and costs	(1,040)	(1,088)	(2,128)	(107,549)	(61,127)	(168,676)
Allowance for loan losses	—	(13,410)	(13,410)	—	(3,397)	(3,397)

	$34,603	$75,650	$110,253	$922,905	$1,079,961	$2,002,866

Summary of loans receivable secured by real estate

Final Maturity Date	Number of Loans		Payment Terms	Initial Principal Amount	Carrying Amount
				(in thousands)
2013	1		monthly payments of $99,200, accrues interest at 11.50%, and secured by three skilled nursing facilities in Michigan	$8,492	$8,223
2014	1		monthly payments of $16,000, accrues interest at 11.00%, and secured by one skilled nursing facility in Montana	1,900	1,523
2015	1		monthly interest-only payments beginning in 2013 and accrues interest at 8.00%, secured by a hospital in Louisiana	15,640	14,600
2016	4	(1)	aggregate monthly interest-only payments of $54,200 secured by four senior housing facilities located in Tennessee, Maryland, Pennsylvania and Texas that accrue interest at 8.25%	—	9,814
2017	1	(1)	monthly interest-only payments of $2,400, accrues interest at 8.25%, and secured by one senior housing facility in New Jersey	—	443

	8			$26,032	$34,603

(1)
Represents commitments to fund an aggregate of $101 million for five senior housing development projects.

Schedule of loan loss activity

Amount
Balance at January 1, 2011	$3,397
Additions(1)	10,013

Balance at December 31, 2011	$13,410

(1)
In September 2011 the Company recognized a total provision for losses of $15.4 million related to its Cirrus loan that is discussed above; $10.0 million of this provision reduced the carrying value of the loan and the remaining $5.4 million provision reduced the carrying value of the related accrued interest receivable (accrued interest on loans is presented in other assets; see Note 10 for additional information).